Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust
Janus Henderson AAA CLO ETF
(the “Fund”)
Supplement dated January 20, 2023
to Currently Effective Prospectus
and Statement of Additional Information (“SAI”)
On January 19, 2023, the Board of Trustees (“Board”) of Janus Detroit Street Trust (the “Trust”) authorized an expense limitation agreement for the Fund pursuant to which Janus Henderson Investors US LLC (the “Adviser”) has contractually agreed to waive and/or reimburse a portion of the Fund’s unitary management fee for at least the period January 20, 2023 through February 29, 2024, as described further below.
Effective immediately, the Prospectus for the Fund is amended as follows:
1.	The following replaces the corresponding information under “Fund Summary—Fees and Expenses of the Fund” for the Fund:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay brokerage commissions and other fees to financial intermediaries on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.26%
Fee Waiver(2)	0.03%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.23%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in other investment companies (“Acquired Funds”). To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the ratio of gross expenses to average net assets presented in the “Financial Highlights” table because that ratio includes only the direct operating expenses of the Fund, not the indirect costs of investing in Acquired Funds.

(2)
Janus Henderson Investors US LLC has contractually agreed to waive and/or reimburse its Management Fee to the extent that the Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed 0.22% for at least the period January 20, 2023 through February 29, 2024. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$81	$143	$328
Please retain this Supplement with your records.

Janus Henderson AAA CLO ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Janus Detroit Street Trust
Janus Henderson AAA CLO ETF
(the “Fund”)
Supplement dated January 20, 2023
to Currently Effective Prospectus
and Statement of Additional Information (“SAI”)
On January 19, 2023, the Board of Trustees (“Board”) of Janus Detroit Street Trust (the “Trust”) authorized an expense limitation agreement for the Fund pursuant to which Janus Henderson Investors US LLC (the “Adviser”) has contractually agreed to waive and/or reimburse a portion of the Fund’s unitary management fee for at least the period January 20, 2023 through February 29, 2024, as described further below.
Effective immediately, the Prospectus for the Fund is amended as follows:
1.	The following replaces the corresponding information under “Fund Summary—Fees and Expenses of the Fund” for the Fund:

FEES AND EXPENSES OF THE FUND
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay brokerage commissions and other fees to financial intermediaries on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%
Other Expenses	0.00%
Acquired Fund Fees and Expenses(1)	0.01%
Total Annual Fund Operating Expenses	0.26%
Fee Waiver(2)	0.03%
Total Annual Fund Operating Expenses After Fee Waiver(2)	0.23%
(1)
Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in other investment companies (“Acquired Funds”). To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the ratio of gross expenses to average net assets presented in the “Financial Highlights” table because that ratio includes only the direct operating expenses of the Fund, not the indirect costs of investing in Acquired Funds.

(2)
Janus Henderson Investors US LLC has contractually agreed to waive and/or reimburse its Management Fee to the extent that the Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed 0.22% for at least the period January 20, 2023 through February 29, 2024. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.

EXAMPLE:
The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$24	$81	$143	$328
Please retain this Supplement with your records.

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. Investors may pay brokerage commissions and other fees to financial intermediaries on their purchases and sales of Fund shares, which are not reflected in the table or in the example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	February 29, 2024
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in other investment companies (“Acquired Funds”). To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the ratio of gross expenses to average net assets presented in the “Financial Highlights” table because that ratio includes only the direct operating expenses of the Fund, not the indirect costs of investing in Acquired Funds.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE:
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses are equal to the Total Annual Fund Operating Expenses After Fee Waiver for the first year and the Total Annual Fund Operating Expenses thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Janus Henderson AAA CLO ETF | Janus Henderson AAA CLO ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	none
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.26%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	0.03%	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.23%	[2]
1 Year	rr_ExpenseExampleYear01	$ 24
3 Years	rr_ExpenseExampleYear03	81
5 Years	rr_ExpenseExampleYear05	143
10 Years	rr_ExpenseExampleYear10	$ 328

[1]	Acquired Fund Fees and Expenses are indirect fees and expenses that the Fund incurs from investing in other investment companies (“Acquired Funds”). To the extent that the Fund invests in Acquired Funds, the Fund’s “Total Annual Fund Operating Expenses” may not correlate to the ratio of gross expenses to average net assets presented in the “Financial Highlights” table because that ratio includes only the direct operating expenses of the Fund, not the indirect costs of investing in Acquired Funds.
[2]	Janus Henderson Investors US LLC has contractually agreed to waive and/or reimburse its Management Fee to the extent that the Fund’s total annual fund operating expenses (excluding distribution fees (if any), brokerage expenses or commissions, interest, dividends, taxes, litigation expenses, acquired fund fees and expenses (if any), and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) exceed 0.22% for at least the period January 20, 2023 through February 29, 2024. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.